COMPERHENSIVE INCOME	6 Months Ended
Jun. 30, 2020
Disclosure Of Accounting Policies [Line Items]
COMPERHENSIVE INCOME

NOTE 10:-COMPERHENSIVE INCOME

The following tables shows the changes of accumulated other comprehensive income (loss), as of June 30, 2020:

	Six months ended June 30, 2020
	Foreign currency translation adjustments	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance	$(5,048)	$-	$(5,048)

Other comprehensive income (loss) before reclassifications	(1,653)	147	(1,506)
Amounts reclassified from accumulated other comprehensive income	-	121	121

Net current-period other comprehensive income (loss)	(1,653)	268	(1,385)

Ending balance	$(6,701)	$268	$(6,433)